BALANCE SHEETS - Parenthetical - shares	Dec. 31, 2023	Dec. 31, 2022
BALANCE SHEETS
Common Stock, Shares Authorized	5,000,000	5,000,000
Common Stock, Shares, Issued	2,780,707	2,780,707
Common Stock, Shares, Outstanding	1,255,640	1,255,640
Treasury Stock, Shares	1,525,067	1,525,067